UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       08/14/09
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:      $ 10,577 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

APPLE INC                    COM             037833100 1282   9000     SH       DEFINED 1                9000
AU OPTRONICS CORP            SPONSORED ADR   002255107 532    55000    SH       DEFINED 1                55000
BARCLAYS BK PLC              IPATH SHRT ETN  06740C527 545    8000     SH       DEFINED 1                8000
CISCO SYS INC                COM             17275R102 867    46500    SH       DEFINED 1                46500
CORNING INC                  COM             219350105 1445   90000    SH       DEFINED 1                90000
HIMAX TECHNOLOGIES INC       SPONSORED ADR   43289P106 1125   300000   SH       DEFINED 1                300000
INTEL CORP                   COM             458140100 612    37000    SH       DEFINED 1                37000
ISHARES TR                   FTSE XNHUA IDX  464287184 230    6000     SH       DEFINED 1                6000
LINEAR TECHNOLOGY CORP       COM             535678106 304    13000    SH       DEFINED 1                13000
MICROSOFT CORP               COM             594918104 594    25000    SH       DEFINED 1                25000
ON SEMICONDUCTOR CORP        COM             682189105 302    44000    SH       DEFINED 1                44000
ORACLE CORP                  COM             68389X105 878    41000    SH       DEFINED 1                41000
PALM INC NEW                 COM             696643105 348    21000    SH       DEFINED 1                21000
PARAMETRIC TECHNOLOGY CORP   COM NEW         699173209 585    50000    SH       DEFINED 1                50000
SYNAPTICS INC                COM             87157D109 928    24000    SH       DEFINED 1                24000
